Schedule of Investments (unaudited)	iShares® Genomics Immunology and Healthcare ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 2.7%
BeiGene Ltd.(a)(b)	416,500	$5,223,006

Denmark — 5.5%
Genmab A/S(a)	30,523	10,733,152

France — 7.6%
Sanofi	120,258	12,710,655
Valneva SE(a)(b)	173,182	2,217,236
		14,927,891
Germany — 5.5%
BioNTech SE, ADR(a)	33,012	4,581,405
Evotec SE(a)	251,127	6,114,553
		10,695,958
Japan — 12.8%
Ono Pharmaceutical Co. Ltd.	497,800	12,788,751
Takeda Pharmaceutical Co. Ltd.	419,200	12,163,726
		24,952,477
Netherlands — 1.0%
CureVac NV(a)(b)	120,651	2,061,926

Switzerland — 5.5%
Roche Holding AG, NVS	28,820	10,686,851

Taiwan — 1.9%
Adimmune Corp.	684,000	942,152
Medigen Vaccine Biologics Corp.(a)	333,000	2,830,028
		3,772,180
United Kingdom — 0.3%
Adaptimmune Therapeutics PLC, ADR(a)	305,754	525,897

United States — 56.7%
Agenus Inc.(a)	499,634	924,323
Alaunos Therapeutics Inc.(a)	438,326	232,926
Aligos Therapeutics Inc.(a)	58,033	68,479
Allogene Therapeutics Inc.(a)	148,423	1,239,332
Altimmune Inc.(a)	74,670	337,508
Arcturus Therapeutics Holdings Inc.(a)	50,435	977,430
Arcus Biosciences Inc.(a)(b)	93,403	2,261,287
Beam Therapeutics Inc.(a)	119,734	4,493,617
Bluebird Bio Inc.(a)	151,436	549,713
Blueprint Medicines Corp.(a)(b)	120,520	7,032,342
Coherus Biosciences Inc.(a)	159,951	1,445,957
Cue Biopharma Inc.(a)(b)	68,251	270,274
CytomX Therapeutics Inc.(a)	139,253	238,123
Editas Medicine Inc.(a)	151,698	2,008,482
Exelixis Inc.(a)	687,095	15,349,702
Fate Therapeutics Inc.(a)(b)	199,775	5,705,574
FibroGen Inc.(a)(b)	188,771	1,755,570
Security	Shares	Value

United States (continued)
Gilead Sciences Inc.	163,226	$9,685,831
Gossamer Bio Inc.(a)	123,009	849,992
Humanigen Inc.(a)	135,061	253,915
Inovio Pharmaceuticals Inc.(a)(b)	460,334	1,256,712
Intellia Therapeutics Inc.(a)	112,398	5,510,874
Invitae Corp.(a)(b)	497,014	2,639,144
Iovance Biotherapeutics Inc.(a)(b)	303,527	4,598,434
Ligand Pharmaceuticals Inc.(a)	35,370	3,284,458
Maravai LifeSciences Holdings Inc., Class A(a)	243,529	7,483,646
Moderna Inc.(a)	37,073	4,982,982
NGM Biopharmaceuticals Inc.(a)	56,854	709,538
Novavax Inc.(a)	70,740	3,188,252
Personalis Inc.(a)	79,910	447,496
Precision BioSciences Inc.(a)	112,005	222,890
RAPT Therapeutics Inc.(a)	52,924	800,740
Regeneron Pharmaceuticals Inc.(a)	17,947	11,829,047
Sangamo Therapeutics Inc.(a)	268,550	1,114,483
Twist Bioscience Corp.(a)	99,429	2,867,532
Vaxart Inc.(a)	277,196	964,642
Vir Biotechnology Inc.(a)(b)	156,676	3,188,357
		110,769,604
Total Common Stocks — 99.5%
(Cost: $292,328,648)		194,348,942

Short-Term Investments

Money Market Funds — 5.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(c)(d)(e)	10,298,202	10,298,202
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(c)(d)	190,000	190,000
		10,488,202

Total Short-Term Investments — 5.4%
(Cost: $10,488,787)		10,488,202

Total Investments in Securities — 104.9%
(Cost: $302,817,435)		204,837,144

Other Assets, Less Liabilities — (4.9)%		(9,605,640)

Net Assets — 100.0%		$195,231,504

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Genomics Immunology and Healthcare ETF
April 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$14,270,396	$—	$(3,962,775	)(a)	$(8,147)	$(1,272)	$10,298,202	10,298,202	$103,111	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	200,000	—	(10,000	)(a)	—	—	190,000	190,000	96		—
					$(8,147)	$(1,272)	$10,488,202		$103,207		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Health Care Sector index	6	06/17/22	$789	$(25,870)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Genomics Immunology and Healthcare ETF
April 30, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$121,711,012	$72,637,930	$—	$194,348,942
Money Market Funds	10,488,202	—	—	10,488,202
	$132,199,214	$72,637,930	$—	$204,837,144
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(25,870)	$—	$—	$(25,870)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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